Accrued Expenses - Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued clinical trial costs	$ 117	$ 803	$ 1,535
Accrued payroll and related benefits	215	656	1,696
Accrued professional fees	538	290	179
Accrued research collaboration expense		1,015	515
Accrued other expenses	430	575	916
Accrued expenses	$ 1,300	$ 3,339	$ 4,841